Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

	June 30,
	2022	2021
Exploration and evaluation assets – at cost	$3,218,228	$3,108,073
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the year	$3,108,073	$2,988,921
Expenditure incurred during the year	110,155	119,152
Balance at the end of the year	$3,218,228	$3,108,073